INCOME TAX (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INCOME TAX
Summary of loss before income taxes
	Three months ended March 31,
	2021	2020

(Loss) income before income taxes	$(17,805)	$6,777
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(2,938)	1,118
Tax loss ultilized	-	(1,118)
Net operating loss	2,938	-
Income tax expense	$-	$-

	Years ended December 31,
	2020	2019

Domestic	$(4,139,578)	$-
Foreign	(9,369)	(19,511)
Total	$(4,148,947)	$(19,511)

Schedule of deferred tax assets
	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards
- United States	$1,034,188	$-
- Hong Kong	21,108	16,234
- Singapore	82	-
	1,055,378	16,234
Less: valuation allowance	(1,055,378)	(16,234)
Deferred tax assets, net	$-	$-

Schedule of provision for income taxes
Years ended December 31,
	2020	2019

Current:	$-	$-
Domestic	-	-
Foreign	-	-

Deferred:
Domestic	-	-
Foreign	-	-
Provision for income taxes	$-	$-

Schedule of income tax expense
	Years ended December 31,
	2020	2019

Loss before income taxes	$(5,687)	$(19,511)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(938)	(3,219)
Tax effect of non-taxable items	(3,936)	(555)
Net operating loss	4,874	3,774
Income tax expense	$-	$-